Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,405,063.25
Total Fee Amount	2,403.64
Total Offset Amount	0.00
Net Fee	$ 2,403.64
Offering Table N/A
Offset Table N/A	N/A